INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 3       -     INVENTORIES

	December 31,
	2 0 1 3	2 0 1 2

Raw materials	529	562
Work in process	121	77
Finished products	215	134
	865	773

The balances are net of write-down of $643 thousands as of December 31, 2013 and 2012.